Income taxes (Details 3)			12 Months Ended
	Apr. 01, 2016	Apr. 01, 2015	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory tax rate			36.00%	38.00%	38.00%
Increase (reduction) in taxes resulting from:
Tax benefit in foreign subsidiaries			(14.30%)	(14.60%)	(43.60%)
Tax on undistributed earnings			2.70%	2.20%	8.90%
Valuation allowance			(4.30%)	(2.30%)	33.70%
Liabilities for unrecognized tax benefits			0.30%	(0.10%)	2.30%
Reversal of deferred tax assets related to foreign tax credit				5.30%
Deduction for foreign taxes			1.50%	2.40%
Withholding tax on dividends from overseas subsidiaries			2.30%	0.00%	4.60%
Changes in Japanese income tax rates			0.70%	0.30%
Other			2.20%	(0.80%)	5.10%
Effective income tax rate			27.10%	30.40%	49.00%
Income tax additional disclosures
Effective income tax rate, decrease from previous year			3.30%
Effective income tax rate			27.10%	30.40%	49.00%
Forecast
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory tax rate	32.20%	33.00%